Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13 — Related-Party Transactions

Successor

Upon consummation of the Business Combination, a note receivable due from Limbach Management Holding Company, LLC (LMHC) together with accrued interest, was repaid. See Predecessor discussion below.
Upon consummation of the Business Combination, a management services agreement with LMHC and an affiliate of another equity member, FdG Associates LLC, to perform certain advisory and consulting services was terminated. See Predecessor discussion below.
Upon consummation of the Business Combination, the subordinated debt held by the majority owner of the Company was repaid and terminated.

Predecessor

In 2002, LMHC contributed capital of $4.0 million to Limbach Holdings LLC, of which $1.0 million was evidenced by a note payable to the Company which was included in Member’s Equity. The interest rate on the note was 6.0%. The note matured upon the earlier of the date of a change in control (as defined in the note), the date that was one year after the consummation of an initial public offering of the Company, or the date on which there was a dissolution of the Company. If accrued interest was outstanding, interest receivable related to the note would be included in other assets. The note, together with accrued interest, totaling $1.0 million, was paid at the consummation of the Business Combination on July 20, 2016.
Limbach Holdings LLC also had a management services agreement with LMHC and an affiliate of another equity member, FdG Associates LLC (FdG), for LMHC and FdG to perform certain advisory and consulting services. In consideration for such services, the Company was charged a quarterly fee of $50 thousand by LMHC and $250 thousand by FdG. As of December 31, 2015, amounts owed to LMHC and FdG relating to the agreement totaled $50 thousand and $250 thousand, respectively. Under these agreements, the Predecessor incurred related costs totaling $71 thousand for the period from July 1, 2016 to July 19, 2016, $671 thousand for the period from January 1, 2016 through July 19, 2016, $300 thousand for the three months ended September 30, 2015, and $900 thousand for the nine months ended September 30, 2015.
As detailed in Note 7 — Debt, the Company had a subordinated note which was held by the majority owner of the Company. The subordinated debt contained similar covenants to the senior credit facility. This subordinated note balance of $23.6 million was repaid at the consummation of the Business Combination.

11. Related-Party Transactions

Limbach Management Holding Company, LLC (LMHC) contributed capital of $4,000, of which $1,000 is evidenced by a note payable to the Company, which is included in Member’s Equity. The interest rate on the note is 6%. The note matures upon the earlier of the date of a change in control (as defined in the note), the date that is one year after the consummation of an initial public offering of the Company, or the date on which there is a dissolution of the Company. If accrued interest was outstanding, interest receivable related to the note would be included in other assets. The amount due to the Company at December 31, 2015 and 2014 was $0.
The Company also has a management services agreement with LMHC and an affiliate of another equity member, FdG Associates LP (FdG), for LMHC and FdG to perform certain advisory and consulting services. In consideration for such services, the Company is charged a quarterly fee of $50 by LMHC and $250 by FdG. Amounts owed to LMHC relating to the agreement totaled $50 and $100 at December 31, 2015 and 2014, respectively, and amounts owed to FdG relating to the agreement totaled $250 and $500 at December 31, 2015 and 2014, respectively.